Shareholder Report, Line Graph (Details) - USD ($)																			1 Months Ended								2 Months Ended						3 Months Ended					4 Months Ended								5 Months Ended							6 Months Ended			7 Months Ended						8 Months Ended					9 Months Ended			10 Months Ended						11 Months Ended				12 Months Ended			13 Months Ended				14 Months Ended			15 Months Ended			16 Months Ended				17 Months Ended			18 Months Ended			19 Months Ended	20 Months Ended
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YieldMax(R) AI & Tech Portfolio Option Income ETF
Account Value [Line Items]
Accumulated Value															$ 10,000																						$ 8,547																$ 11,052																$ 12,750													$ 11,722										$ 13,319										$ 13,964
YieldMax(R) CRCL Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value						$ 10,000																	$ 9,402																	$ 5,297																	$ 6,975														$ 5,463
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF
Account Value [Line Items]
Accumulated Value																$ 10,000																													$ 8,736																$ 10,627														$ 11,929											$ 9,544										$ 10,244							$ 10,051
YieldMax(R) GME Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value								$ 10,000																						$ 9,431																			$ 9,303														$ 9,682													$ 8,723
YieldMax(R) HIMS Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value							$ 10,000															$ 7,918																			$ 5,253															$ 5,178														$ 5,266
YieldMax(R) MSTR Performance & Distribution Target 25(TM) ETF
Account Value [Line Items]
Accumulated Value				$ 9,280	$ 10,000																								$ 8,259																			$ 8,996														$ 5,228
YieldMax(R) MSTR Short Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value											$ 10,000															$ 8,554																$ 8,002																		$ 10,472														$ 14,913											$ 12,177										$ 17,106
YieldMax(R) Nasdaq 100 0DTE Covered Call Strategy ETF
Account Value [Line Items]
Accumulated Value													$ 10,000																							$ 8,422																			$ 10,246													$ 11,316													$ 11,467										$ 11,850										$ 12,331
YieldMax(R) NVDA Performance & Distribution Target 25(TM) ETF
Account Value [Line Items]
Accumulated Value					10,000																								10,411																			11,059														11,368
YieldMax(R) R2000 0DTE Covered Call Strategy ETF
Account Value [Line Items]
Accumulated Value												$ 10,000																			$ 9,045																			$ 10,360														$ 11,145													$ 11,376										$ 12,154										$ 12,979
YieldMax(R) RDDT Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value								10,000																						9,252																			7,710														6,566													6,407
YieldMax(R) S&P 500 0DTE Covered Call Strategy ETF
Account Value [Line Items]
Accumulated Value														$ 10,000																					$ 8,841																			$ 10,228													$ 10,932													$ 11,258										$ 11,488										$ 12,021
YieldMax(R) Semiconductor Portfolio Option Income ETF
Account Value [Line Items]
Accumulated Value										$ 10,000														$ 9,805																			$ 12,041															$ 14,738														$ 16,514											$ 21,294										$ 23,049
YieldMax(R) SPCX Option Income Strategy ETF
Account Value [Line Items]
Accumulated Value	$ 10,000																		$ 8,415
YieldMax(R) Strategic Metals & Mining Portfolio Option Income ETF
Account Value [Line Items]
Accumulated Value			$ 10,000																		$ 8,928							$ 9,470						$ 9,456				$ 8,423									$ 8,043
YieldMax(R) Target 12(TM) Big 50 Option Income ETF
Account Value [Line Items]
Accumulated Value																		$ 10,000														$ 10,241																			$ 9,441														$ 10,874													$ 11,949										$ 11,940											$ 12,273						$ 12,533
YieldMax(R) Target 12(TM) Real Estate Option Income ETF
Account Value [Line Items]
Accumulated Value									$ 10,000																$ 10,350																			$ 10,293															$ 10,425														$ 10,838											$ 11,375										$ 11,499
YieldMax(R) Target 12(TM) Semiconductor Option Income ETF
Account Value [Line Items]
Accumulated Value																	$ 10,000																																			$ 8,883														$ 11,224													$ 13,635										$ 15,079									$ 19,498						$ 21,352
YieldMax(R) TSLA Performance & Distribution Target 25(TM) ETF
Account Value [Line Items]
Accumulated Value					10,000																								10,567																			9,686														8,212
YieldMax(R) U.S. Stocks Target Double Distribution ETF
Account Value [Line Items]
Accumulated Value		$ 10,000																		$ 9,977							$ 10,348						$ 10,484						$ 10,254							$ 10,760
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,269	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 9,932	$ 9,641	$ 9,462	$ 10,228	$ 10,277	$ 9,828	$ 10,559	$ 9,759	$ 10,653	$ 10,454	$ 10,425	$ 10,545	$ 9,551	$ 10,233	$ 11,214	$ 11,005	$ 9,218	$ 9,229	$ 9,182	$ 10,900	$ 11,107	$ 10,458	$ 10,408	$ 11,145	$ 11,224	$ 12,059	$ 9,578	$ 11,100	$ 10,893	$ 10,862	$ 10,731	$ 10,907	$ 9,466	$ 9,257	$ 10,487	$ 10,527	$ 10,540	$ 10,844	$ 10,896	$ 12,148	$ 13,051	$ 12,062	$ 10,938	$ 11,317	$ 11,181	$ 11,805	$ 10,811	$ 10,573	$ 11,393	$ 11,407	$ 11,350	$ 11,299	$ 11,354	$ 12,362	$ 13,281	$ 12,275	$ 11,838	$ 11,650	$ 12,013	$ 11,700	$ 11,442	$ 11,594	$ 11,608	$ 11,550	$ 12,880	$ 13,837	$ 12,790	$ 12,047	$ 12,516	$ 11,906	$ 11,644	$ 12,080	$ 12,095	$ 12,034	$ 13,420	$ 14,418	$ 13,326	$ 12,552	$ 13,041	$ 12,132	$ 12,406	$ 12,587	$ 12,602	$ 12,539	$ 13,078	$ 12,641	$ 12,926